CastleArk Large Growth ETF                January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%
	Shares	Value
COMMUNICATION SERVICES — 17.9%
Alphabet, Cl A	82,529	$16,837,566
Meta Platforms, Cl A	28,209	19,441,079
Netflix *	16,888	16,495,523
Trade Desk, Cl A *	88,050	10,449,774
		63,223,942

CONSUMER DISCRETIONARY — 10.7%
Amazon.com *	128,335	30,502,663
Ferrari	3,638	1,558,955
Starbucks	51,510	5,546,597
		37,608,215

FINANCIALS — 15.6%
Apollo Global Management	41,890	7,162,352
Blackstone	86,600	15,337,726
Mastercard, Cl A	30,624	17,009,489
Visa, Cl A	45,380	15,510,884
		55,020,451

HEALTH CARE — 6.9%
Eli Lilly	6,251	5,070,061
Intuitive Surgical *	25,429	14,542,337
Vertex Pharmaceuticals *	10,455	4,826,864
		24,439,262

INDUSTRIALS — 1.7%
Trane Technologies PLC	16,730	6,068,807

INFORMATION TECHNOLOGY — 43.6%
Apple	133,914	31,603,704
Applied Materials	11,359	2,048,596
Arista Networks *	138,960	16,012,361

CastleArk Large Growth ETF                January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Broadcom	50,480	$11,169,710
DocuSign, Cl A *	44,950	4,348,013
Fair Isaac *	3,000	5,620,680
Lam Research	27,750	2,249,137
Microsoft	70,724	29,354,703
NVIDIA	249,908	30,006,454
ServiceNow *	13,776	14,029,203
Shopify, Cl A *	62,060	7,248,608
		153,691,169

TOTAL COMMON STOCK
(Cost $261,488,048)		340,051,846

TOTAL INVESTMENTS— 96.4%
(Cost $261,488,048)		$340,051,846

Percentages are based on Net Assets of $352,914,311.
*	Non-income producing security.

Cl — Class PLC — Public Limited Company

CSA-NQ-001-0300